Related parties - Summary of remuneration package (Details)				12 Months Ended
	Nov. 19, 2025 shares	Aug. 07, 2025 shares	May 27, 2025 shares	Dec. 31, 2025 EUR (€) EquityInstruments shares	Dec. 31, 2024 EUR (€) EquityInstruments shares	Dec. 31, 2023 EUR (€) EquityInstruments shares
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered	420,000	905,000	925,000	2,250,000	1,381,000	1,538,400
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Subscription rights offered | EquityInstruments				846,652	840,088	920,510
Key management personnel of entity or parent
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits				€ 3,762,000	€ 3,279,000	€ 3,902,000
Board fees and other short-term benefits for members of the Board of Directors				791,000	859,000	749,000
Post-employment benefits				216,000	€ 186,000	209,000
Severance package				€ 1,520,000		€ 3,150,000
Subscription rights offered | shares				1,510,000	185,000	325,000
Number of RSUs granted in the year to Executive Committee members as a group | shares				429,924	299,516	331,066
Total cost of subscription rights granted in the year				€ 15,275,000	€ 1,765,000	€ 5,163,000